Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans - Change in Plan Assets, Funded Status of the Plans, and Amounts Recognized in the Financial Statements Table (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in plan assets
Employer contributions	$ 244
Pension Plans, Defined Benefit [Member]
Change in plan assets
Fair value of plan assets at beginning of year	1,424	$ 1,340
Actual return on plan assets	(57)	209
Employer contributions	225	254
Participant contributions	0	0
Benefits paid related to plan settlements	(212)	(337)
Benefit payments, other	(56)	(59)
Foreign-currency exchange-rate changes	(10)	17
Fair value of plan assets at end of year	1,314	1,424
Funded status of the plans at end of year	(634)	(794)
Total recognized amounts in the balance sheet consist of
Other assets	63	58
Accrued expenses	(42)	(16)
Other long-term liabilities—other	(655)	(836)
Total	(634)	(794)
Total recognized amounts in accumulated other comprehensive income consist of
Prior service (credit) cost	1	0
Net actuarial (gain) loss	399	501
Total	400	501
Other Postretirement Benefits Plan [Member]
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	19	22
Participant contributions	7	5
Benefits paid related to plan settlements	(1)	(3)
Benefit payments, other	(25)	(24)
Foreign-currency exchange-rate changes	0	0
Fair value of plan assets at end of year	0	0
Funded status of the plans at end of year	(273)	(302)
Total recognized amounts in the balance sheet consist of
Other assets	0	0
Accrued expenses	(21)	(21)
Other long-term liabilities—other	(252)	(281)
Total	(273)	(302)
Total recognized amounts in accumulated other comprehensive income consist of
Prior service (credit) cost	(2)	(26)
Net actuarial (gain) loss	(9)	14
Total	$ (11)	$ (12)